SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York

July 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        ClearBridge Energy MLP Opportunity Fund Inc. (811-22546)

Ladies and Gentlemen:

On behalf of ClearBridge Energy MLP Opportunity Fund Inc. (“EMO”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we submit for filing EMO’s Registration Statement on Form N-14 by direct electronic transmission.

If you have any questions in connection with this filing, please call Sarah Cogan (212-455-3575) or Rafael Vasquez (212-455-3566) of this firm.

Very truly yours,

                                /s/ Simpson Thacher & Bartlett LLP

                           Simpson Thacher & Bartlett LLP